Accounts Receivable, Net - Schedule of Accounts Receivable Calculated from the Expiration Date (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	$ 51,285	$ 31,744
Not Overdue [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	38,056	27,417
within 90 days [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	12,228	4,156
Between 3 and 6 months [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	398	75
Between 6 months and a year [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	193	51
Over a year [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	$ 410	$ 45